Finance debts	12 Months Ended
Dec. 31, 2020
Finance debts
Finance debts

18 Finance debts

	December 31, 2020				December 31, 2019
		Current				Current
		portion of				portion of
	Short-term	long-term	Long-term		Short-term	long-term	Long-term
(€ million)	debt	debt	debt	Total	debt	debt	debt	Total
Banks	337	759	3,193	4,289	187	504	2,341	3,032
Ordinary bonds		1,140	18,280	19,420		2,642	16,137	18,779
Convertible bonds			396	396			393	393
Commercial papers	2,233			2,233	1,778			1,778
Other financial institutions	312	10	26	348	487	10	39	536
	2,882	1,909	21,895	26,686	2,452	3,156	18,910	24,518

Finance debts increased by €2,168 million due to new issuance, net of repayments of €3,115 million, partially offset by currency translation differences relating to foreign subsidiaries and debts denominated in foreign currency recorded by euro-reporting subsidiaries for €876 million.

Commercial papers were issued by the Group’s financial subsidiaries.

Eni entered into long-term borrowing facilities with the European Investment Bank. These borrowing facilities are subject to the retention of a minimum level of credit rating. According to the agreements, should the Company lose the minimum credit rating, new guarantees could be required to be agreed upon with the European Investment Bank. At December 31, 2020, debts subjected to restrictive covenants amounted to €1,051 million (€1,243 million at December 31, 2019). Eni was in compliance with those covenants.

Ordinary bonds consisted of bonds issued within the Euro Medium Term Notes Program for a total of €16,356 million and other bonds for a total of €3,064 million.

The following table provides a breakdown of ordinary bonds by issuing entity, maturity date, interest rate and currency as of December 31, 2020:

		Discount on bond
		issue and accrued			Maturity		Rate %
(€ million)	Amount	expense	Total	Currency	from	to	from	to
Issuing entity
Euro Medium Term Notes
Eni SpA	1,200	16	1,216	EUR		2025		3.750
Eni SpA	1,000	28	1,028	EUR		2029		3.625
Eni SpA	1,000	12	1,012	EUR		2023		3.250
Eni SpA	1,000	10	1,010	EUR		2031		2.000
Eni SpA	1,000	9	1,009	EUR		2026		1.500
Eni SpA	1,000	2	1,002	EUR		2030		0.625
Eni SpA	1,000		1,000	EUR		2026		1.250
Eni SpA	900	(2)	898	EUR		2024		0.625
Eni SpA	800	2	802	EUR		2021		2.625
Eni SpA	800	1	801	EUR		2028		1.625
Eni SpA	750	10	760	EUR		2024		1.750
Eni SpA	750	6	756	EUR		2027		1.500
Eni SpA	750	(4)	746	EUR		2034		1.000
Eni SpA	700	2	702	EUR		2022		0.750
Eni SpA	650	3	653	EUR		2025		1.000
Eni SpA	600	(4)	596	EUR		2028		1.125
Eni Finance International SA	1,427	(3)	1,424	USD	2026	2027		variable
Eni Finance International SA	795	6	801	EUR	2025	2043	1.275	5.441
Eni Finance International SA	111	5	116	GBP		2021		4.750
Eni Finance International SA	24		24	YEN		2021		1.955
	16,257	99	16,356
Other bonds
Eni SpA	815	5	820	USD		2023		4.000
Eni SpA	815	3	818	USD		2028		4.750
Eni SpA	815	(1)	814	USD		2029		4.250
Eni SpA	285	1	286	USD		2040		5.700
Eni USA Inc	326		326	USD		2027		7.300
	3,056	8	3,064
	19,313	107	19,420

As of December 31, 2020, ordinary bonds maturing within 18 months amounted to €1,644 million. During 2020, new bonds issued amounted to €3,514 million.

The following table provides a breakdown of convertible bonds issued by Eni SpA as of December 31, 2020:

		Discount on bond
		issue and accrued
(€ million)	Amount	expense	Total	Currency	Maturity	Rate %
Eni SpA	400	(4)	396	EUR	2022	0.000

This is a non-dilutive equity-linked bond, which provides for a redemption value linked to the market price of Eni’s shares. The bondholders can exercise their conversion rights at certain expiry dates and/or in the presence of certain events, while the bonds will be cash-settled. Accordingly, to hedge its exposure, Eni purchased cash-settled call options relating to Eni shares that will be settled on a net cash basis. The bond conversion price is equal €17.62 and includes a 35% premium with respect to the Eni’s share reference price at the date of issuance. The convertible bond is measured at amortized cost. The conversion option, embedded in the financial instrument issued, and the call option on Eni’s shares acquired are valued at fair value with effects recognized through profit and loss.

Eni has in place a program for the issuance of Euro Medium Term Notes up to €20 billion, of which €16.3 billion were drawn as of December 31, 2020.

The following table provides a breakdown by currency of finance debt and the related weighted average interest rates:

	December 31, 2020				December 31, 2019
			Long term				Long term
			debt and				debt and
			current				current
	Short term		portion of long		Short term		portion of long
	debt	Average rate	term debt	Average rate	debt	Average rate	term debt	Average rate
	(€ million)	(%)	(€ million)	(%)	(€ million)	(%)	(€ million)	(%)
Euro	1,004		19,142	1.7	464	0.2	16,526	2.1
U.S. dollar	1,870	1.1	4,522	4.6	1,981	2.3	5,392	4.6
Other currencies	8	(0.5)	140	4.3	7	(0.7)	148	4.3
	2,882		23,804		2,452		22,066

As of December 31, 2020, Eni retained undrawn uncommitted short-term borrowing facilities amounting to €7,183 million (€13,299 million  at December 31, 2019) and undrawn committed borrowing facilities of €5,295 million, of which €4,750 million due beyond 12 months  (€4,667 million at December 31, 2019, of which €4,217 million due beyond 12 months). Those facilities bore interest rates reflecting prevailing conditions in the marketplace. As of December 31, 2020, Eni was in compliance with covenants and other contractual provisions in relation to borrowing facilities.

Fair value of long-term debt, including the current portion of long-term debt is described below:

(€ million)	December 31, 2020	December 31, 2019
Ordinary bonds	22,429	19,173
Convertible bonds	497	402
Banks	4,008	2,904
Other financial institutions	36	49
	26,970	22,528

Fair value of finance debts was calculated by discounting the expected future cash flows at discount rates ranging from -0.5% to 1.4%  (‑0.3% and 2.0% at December 31, 2019).

Because of the short-term maturity and conditions of remuneration of short-term debts, the fair value approximated the carrying amount.

Changes in liabilities arising from financing activities

	Long-term debt		Long-term and current
	and current	Short-term	portion of long-term lease
(€ million)	portion of long-term debt	debt	liabilities	Total
Carrying amount at December 31, 2019	22,066	2,452	5,648	30,166
Cash flows	2,178	937	(869)	2,246
Currency translation differences	(348)	(528)	(333)	(1,209)
Other non-monetary changes	(92)	21	572	501
Carrying amount at December 31, 2020	23,804	2,882	5,018	31,704

Other non-monetary changes include €808 million of lease liabilities assumptions.

Lease liabilities are described in note 12 - Right-of-use assets and lease liabilities.

Transactions with related parties are described in note 36 - Transactions with related parties